INCOME TAXES	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
INCOME TAXES
Income Taxes

Income tax expense consisted of the following components:

(Dollars in thousands)	2016	2015	2014
Current expense
Federal	$40,537	$31,428	$49,561
State	1,322	250	2,872
Total current expense	41,859	31,678	52,433
Deferred (benefit) expense
Federal	528	3,980	(19,368)
State	(182)	212	(3,037)
Total deferred (benefit) expense	346	4,192	(22,405)
Income tax expense	$42,205	$35,870	$30,028

The difference between the federal income tax rates, applied to income before income taxes, and the effective rates were due to the following:

(Dollars in thousands)	2016	2015	2014
Income taxes computed at federal statutory rate (35%) on income before income taxes	$45,756	$38,827	$33,260
Benefit from tax-exempt income	(2,911)	(2,815)	(2,304)
Tax credits	(2,691)	(1,388)	(1,100)
State income taxes, net of federal tax benefit	741	301	(107)
Affordable housing investments	1,923	455	0
Other	(613)	490	279
Income tax expense	$42,205	$35,870	$30,028

The major components of the temporary differences that give rise to deferred tax assets and liabilities at December 31, 2016, and 2015, were as follows:

(Dollars in thousands)	2016	2015
Deferred tax assets
Allowance for loan and lease losses	$20,955	$19,397
Deferred compensation	627	627
Postretirement benefits other than pension liability	925	971
Accrued stock-based compensation	1,094	1,354
Other real estate owned write-downs	888	1,714
Interest on nonaccrual loans	844	1,075
Accrued expenses	5,081	5,027
Net unrealized losses on investment securities and derivatives	3,141	3,574
Other	453	1,004
Total deferred tax assets	34,008	34,743

Deferred tax liabilities
Tax depreciation greater than book depreciation	(5,166)	(6,011)
FHLB and FRB stock	(5,535)	(5,685)
Mortgage-servicing rights	(530)	(411)
Leasing activities	(4,933)	(5,003)
Prepaid pension	(12,539)	(11,384)
Intangible assets	(16,611)	(14,764)
Deferred loan fees and costs	(1,238)	(2,335)
Prepaid expenses	(348)	(384)
Partnership investments	(1,218)	(1,342)
Fair value adjustments on acquisitions	(1,404)	(1,492)
Other	(852)	(682)
Total deferred tax liabilities	(50,374)	(49,493)
Total net deferred tax liability	$(16,366)	$(14,750)

The realization of the Company’s deferred tax assets is dependent upon the Company’s ability to generate taxable income in future periods, the reversal of deferred tax liabilities during the same period and the ability to carryback any losses. The Company has evaluated the available evidence supporting the realization of its deferred tax assets and determined it is more likely than not that the assets will be realized and thus no valuation allowance was required at December 31, 2016 and 2015.

Unrecognized tax benefits

At December 31, 2016, First Financial had $2.4 million of unrecognized tax benefits, as determined in FASB ASC Topic 740-10, Income Taxes, that, if recognized, would favorably affect the effective income tax rate in future periods. At December 31, 2015, First Financial had no unrecognized tax benefits recorded. A progression of unrecognized tax benefits as of December 31, 2016 is as follows:

(Dollars in thousands)	2016
Balance at beginning of year	$0
Additions for tax positions of prior years	3,735
Balance at end of year	$3,735

The unrecognized tax benefits relate to state income tax exposures from taking tax positions where the Company believes it is likely that, upon examination, a state may take a position contrary to the position taken by the Company. The Company believes that resolution regarding our uncertain tax positions is reasonably possible within the next twelve months and could result in full, partial or no recognition of the benefit.

First Financial recognizes interest accrued related to unrecognized tax benefits and penalties as income tax expense. At December 31, 2016 and 2105, the Company had no interest or penalties recorded.

First Financial and its subsidiaries are subject to U.S. federal income tax as well as state and local income tax in several jurisdictions. Tax years prior to 2013 have been closed and are no longer subject to U.S. federal income tax examinations. Tax years 2013 through 2015 remain open to examination by the federal taxing authority.

First Financial is no longer subject to state and local income tax examinations for years prior to 2011. Tax years 2011 through 2015 remain open to state and local examination by various other jurisdictions.